Pay vs Performance Disclosure		1 Months Ended	11 Months Ended	12 Months Ended			35 Months Ended	36 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 12, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 12, 2022	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, the following table sets forth information regarding executive compensation for our current Chief Executive Officer and former Chief Executive Officer (referred to in this discussion as our principal executive officers or “PEOs”) and our NEOs other than our PEOs (our “Non-PEO NEOs”) and Company performance for the fiscal years listed below.

	Summary	Summary			Average Summary	Average	Value of Initial Fixed $100 Investment based on:(4)
Year	Compensation Table Total for A. William Stein(1) ($)	Compensation Table Total for Andrew P. Power(1) ($)	Compensation Actually Paid to A. William Stein(1)(2)(3) ($)	Compensation Actually Paid to Andrew P. Power(1)(2)(3) ($)	Compensation Table Total for Non-PEO NEOs(1) ($)	Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Thousands)	Core Funds From Operations(5)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	23,695,471	6,835,895	(14,083,891)	(6,498,305)	4,415,342	(1,811,344)	92.96	99.82	336,960	6.70
2021	17,139,601	—	30,533,169	—	6,067,449	7,770,066	157.39	132.23	1,681,498	6.53
2020	17,789,395	—	40,467,482	—	5,765,543	9,310,477	120.46	92.43	263,342	6.21

(1)	Mr. Stein was our PEO from November 24, 2014 to December 13, 2022. Mr. Power has served as our PEO since December 13, 2022. The individuals comprising the Non-PEO NEOs for each year presented in the table above are listed below.

2020	2021	2022
Andrew P. Power	Andrew P. Power	Gregory S. Wright
Gregory S. Wright	David C. Ruberg	Corey J. Dyer
Erich J. Sanchack	Gregory S. Wright	Christopher Sharp
Christopher Sharp	Corey J. Dyer

(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s PEOs or Non-PEO NEOs. These amounts reflect the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal years with certain adjustments as described in footnote 3 below.

A. William Stein
Year	Summary Compensation Table Total for A. William Stein ($)	Exclusion of Amounts Reported under the “Stock Awards” Column of the Summary Compensation Table for A. William Stein ($)	Inclusion of Equity Values for A. William Stein ($)(a)	Compensation Actually Paid to A. William Stein ($)
2022	23,695,471	(10,999,616)	(26,779,746)	(14,083,891)
2021	17,139,601	(13,980,400)	27,373,968	30,533,169
2020	17,789,395	(14,999,517)	37,677,604	40,467,482

Andrew P. Power
Year	Summary Compensation Table Total for Andrew P. Power ($)	Exclusion of Amounts Reported under the “Stock Awards” Column of the Summary Compensation Table for Andrew P. Power ($)	Inclusion of Equity Values for Andrew P. Power ($)(a)	Compensation Actually Paid to Andrew P. Power ($)
2022	6,835,895	(5,758,784)	(7,575,416)	(6,498,305)

Non-PEO NEOs
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Amounts Reported under the “Stock Awards” Column of the Summary Compensation Table for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)(a)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	4,415,342	(3,567,012)	(2,659,674)	(1,811,344)
2021	6,067,449	(4,429,926)	6,132,543	7,770,066
2020	5,765,543	(4,116,956)	7,661,890	9,310,477

(a)	The amounts in the “Inclusion of Equity Values” column in the tables above are derived from the amounts set forth in the following tables:

A. William Stein
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Fiscal Year End (determined as of Fiscal Year End) for A. William Stein ($)	Change in Fair Value from Prior Fiscal Year End to Fiscal Year End of Unvested Equity Awards Granted During Any Prior Fiscal Year for A. William Stein ($)	Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted During Any Prior Fiscal Year that Vested During Fiscal Year for A. William Stein ($)	Fair Value at Prior Fiscal Year End of Equity Awards Forfeited During Fiscal Year for A. William Stein ($)	Total - Inclusion of Equity Values for A. William Stein ($)
2022	1,487,322	(18,222,278)	(5,546,154)	(4,498,636)	(26,779,746)
2021	13,921,936	13,044,538	407,494	0	27,373,968
2020	16,046,309	16,750,496	4,880,799	0	37,677,604

Andrew P. Power
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Fiscal Year End (determined as of Fiscal Year End) for Andrew P. Power ($)	Change in Fair Value from Prior Fiscal Year End to Fiscal Year End of Unvested Equity Awards Granted During Any Prior Fiscal Year for Andrew P. Power ($)	Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted During Any Prior Fiscal Year that Vested During Fiscal Year for Andrew P. Power ($)	Fair Value at Prior Fiscal Year End of Equity Awards Forfeited During Fiscal Year for Andrew P. Power ($)	Total - Inclusion of Equity Values for Andrew P. Power ($)
2022	3,283,254	(8,841,224)	(2,017,446)	0	(7,575,416)

Non-PEO NEOs
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Fiscal Year End (determined as of Fiscal Year End) for Non-PEO NEOs ($)	Average Change in Fair Value from Prior Fiscal Year End to Fiscal Year End of Unvested Equity Awards Granted During Any Prior Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted During Any Prior Fiscal Year that Vested During Fiscal Year for Non-PEO NEOs ($)	Average Fair Value at Prior Fiscal Year End of Equity Awards Forfeited During Fiscal Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	2,065,288	(4,224,591)	(500,371)	0	(2,659,674)
2021	4,153,553	2,111,727	(132,737)	0	6,132,543
2020	4,322,929	2,916,932	422,029	0	7,661,890
(3)	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vesting RSU and profits interest unit awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based RSU and Class D Unit awards (excluding any market-based awards), the same valuation methodology as the time-vesting awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate derived from linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period.
(4)	Represents the cumulative total stockholder return of the MSCI US REIT Index (“Peer Group TSR”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Company’s and our Operating Partnership’s Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the MSCI US REIT Index, respectively, assuming that all dividends (if any) were reinvested. Historical stock performance is not necessarily indicative of future stock performance.
(5)	We determined Core FFO to be our most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2022. Core FFO may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name				Core FFO
Named Executive Officers, Footnote [Text Block]
(1)	Mr. Stein was our PEO from November 24, 2014 to December 13, 2022. Mr. Power has served as our PEO since December 13, 2022. The individuals comprising the Non-PEO NEOs for each year presented in the table above are listed below.

2020	2021	2022
Andrew P. Power	Andrew P. Power	Gregory S. Wright
Gregory S. Wright	David C. Ruberg	Corey J. Dyer
Erich J. Sanchack	Gregory S. Wright	Christopher Sharp
Christopher Sharp	Corey J. Dyer

Peer Group Issuers, Footnote [Text Block]								(4)Represents the cumulative total stockholder return of the MSCI US REIT Index (“Peer Group TSR”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Company’s and our Operating Partnership’s Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the MSCI US REIT Index, respectively, assuming that all dividends (if any) were reinvested. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	[1]	$ 6,835,895	$ 23,695,471		$ 17,139,601	$ 17,789,395
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ (6,498,305)	(14,083,891)		30,533,169	40,467,482
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s PEOs or Non-PEO NEOs. These amounts reflect the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal years with certain adjustments as described in footnote 3 below.

A. William Stein
Year	Summary Compensation Table Total for A. William Stein ($)	Exclusion of Amounts Reported under the “Stock Awards” Column of the Summary Compensation Table for A. William Stein ($)	Inclusion of Equity Values for A. William Stein ($)(a)	Compensation Actually Paid to A. William Stein ($)
2022	23,695,471	(10,999,616)	(26,779,746)	(14,083,891)
2021	17,139,601	(13,980,400)	27,373,968	30,533,169
2020	17,789,395	(14,999,517)	37,677,604	40,467,482

Andrew P. Power
Year	Summary Compensation Table Total for Andrew P. Power ($)	Exclusion of Amounts Reported under the “Stock Awards” Column of the Summary Compensation Table for Andrew P. Power ($)	Inclusion of Equity Values for Andrew P. Power ($)(a)	Compensation Actually Paid to Andrew P. Power ($)
2022	6,835,895	(5,758,784)	(7,575,416)	(6,498,305)

Non-PEO NEOs
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Amounts Reported under the “Stock Awards” Column of the Summary Compensation Table for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)(a)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	4,415,342	(3,567,012)	(2,659,674)	(1,811,344)
2021	6,067,449	(4,429,926)	6,132,543	7,770,066
2020	5,765,543	(4,116,956)	7,661,890	9,310,477

(a)	The amounts in the “Inclusion of Equity Values” column in the tables above are derived from the amounts set forth in the following tables:

A. William Stein
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Fiscal Year End (determined as of Fiscal Year End) for A. William Stein ($)	Change in Fair Value from Prior Fiscal Year End to Fiscal Year End of Unvested Equity Awards Granted During Any Prior Fiscal Year for A. William Stein ($)	Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted During Any Prior Fiscal Year that Vested During Fiscal Year for A. William Stein ($)	Fair Value at Prior Fiscal Year End of Equity Awards Forfeited During Fiscal Year for A. William Stein ($)	Total - Inclusion of Equity Values for A. William Stein ($)
2022	1,487,322	(18,222,278)	(5,546,154)	(4,498,636)	(26,779,746)
2021	13,921,936	13,044,538	407,494	0	27,373,968
2020	16,046,309	16,750,496	4,880,799	0	37,677,604

Andrew P. Power
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Fiscal Year End (determined as of Fiscal Year End) for Andrew P. Power ($)	Change in Fair Value from Prior Fiscal Year End to Fiscal Year End of Unvested Equity Awards Granted During Any Prior Fiscal Year for Andrew P. Power ($)	Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted During Any Prior Fiscal Year that Vested During Fiscal Year for Andrew P. Power ($)	Fair Value at Prior Fiscal Year End of Equity Awards Forfeited During Fiscal Year for Andrew P. Power ($)	Total - Inclusion of Equity Values for Andrew P. Power ($)
2022	3,283,254	(8,841,224)	(2,017,446)	0	(7,575,416)

Non-PEO NEO Average Total Compensation Amount	[1]			$ 4,415,342	6,067,449	5,765,543
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]			$ (1,811,344)	7,770,066	9,310,477
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s PEOs or Non-PEO NEOs. These amounts reflect the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal years with certain adjustments as described in footnote 3 below.

A. William Stein
Year	Summary Compensation Table Total for A. William Stein ($)	Exclusion of Amounts Reported under the “Stock Awards” Column of the Summary Compensation Table for A. William Stein ($)	Inclusion of Equity Values for A. William Stein ($)(a)	Compensation Actually Paid to A. William Stein ($)
2022	23,695,471	(10,999,616)	(26,779,746)	(14,083,891)
2021	17,139,601	(13,980,400)	27,373,968	30,533,169
2020	17,789,395	(14,999,517)	37,677,604	40,467,482

Andrew P. Power
Year	Summary Compensation Table Total for Andrew P. Power ($)	Exclusion of Amounts Reported under the “Stock Awards” Column of the Summary Compensation Table for Andrew P. Power ($)	Inclusion of Equity Values for Andrew P. Power ($)(a)	Compensation Actually Paid to Andrew P. Power ($)
2022	6,835,895	(5,758,784)	(7,575,416)	(6,498,305)

Non-PEO NEOs
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Amounts Reported under the “Stock Awards” Column of the Summary Compensation Table for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)(a)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	4,415,342	(3,567,012)	(2,659,674)	(1,811,344)
2021	6,067,449	(4,429,926)	6,132,543	7,770,066
2020	5,765,543	(4,116,956)	7,661,890	9,310,477

(a)	The amounts in the “Inclusion of Equity Values” column in the tables above are derived from the amounts set forth in the following tables:

A. William Stein
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Fiscal Year End (determined as of Fiscal Year End) for A. William Stein ($)	Change in Fair Value from Prior Fiscal Year End to Fiscal Year End of Unvested Equity Awards Granted During Any Prior Fiscal Year for A. William Stein ($)	Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted During Any Prior Fiscal Year that Vested During Fiscal Year for A. William Stein ($)	Fair Value at Prior Fiscal Year End of Equity Awards Forfeited During Fiscal Year for A. William Stein ($)	Total - Inclusion of Equity Values for A. William Stein ($)
2022	1,487,322	(18,222,278)	(5,546,154)	(4,498,636)	(26,779,746)
2021	13,921,936	13,044,538	407,494	0	27,373,968
2020	16,046,309	16,750,496	4,880,799	0	37,677,604

Andrew P. Power
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Fiscal Year End (determined as of Fiscal Year End) for Andrew P. Power ($)	Change in Fair Value from Prior Fiscal Year End to Fiscal Year End of Unvested Equity Awards Granted During Any Prior Fiscal Year for Andrew P. Power ($)	Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted During Any Prior Fiscal Year that Vested During Fiscal Year for Andrew P. Power ($)	Fair Value at Prior Fiscal Year End of Equity Awards Forfeited During Fiscal Year for Andrew P. Power ($)	Total - Inclusion of Equity Values for Andrew P. Power ($)
2022	3,283,254	(8,841,224)	(2,017,446)	0	(7,575,416)

Non-PEO NEOs
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Fiscal Year End (determined as of Fiscal Year End) for Non-PEO NEOs ($)	Average Change in Fair Value from Prior Fiscal Year End to Fiscal Year End of Unvested Equity Awards Granted During Any Prior Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted During Any Prior Fiscal Year that Vested During Fiscal Year for Non-PEO NEOs ($)	Average Fair Value at Prior Fiscal Year End of Equity Awards Forfeited During Fiscal Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	2,065,288	(4,224,591)	(500,371)	0	(2,659,674)
2021	4,153,553	2,111,727	(132,737)	0	6,132,543
2020	4,322,929	2,916,932	422,029	0	7,661,890

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Company TSR

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Core Funds From Operations

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Core FFO during the three most recently completed fiscal years. Core FFO is a non-GAAP measure. For a definition of Core FFO, please see the Appendix.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Core Funds From Operations Per Share

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to our Peer Group TSR over the same period.

Comparison of Cumulative TSR of Digital Realty Trust, Inc. and
MSCI US REIT Index

Tabular List [Table Text Block]

Tabular List of Most Important Financial and Non-Financial Performance Measures

The following table presents the financial and non-financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and Non-PEO NEOs for 2022 to Company performance. The measures in this table are not ranked.

Core FFO
Relative TSR
Revenue

Total Shareholder Return Amount	[4]			$ 92.96	157.39	120.46
Peer Group Total Shareholder Return Amount	[4]			99.82	132.23	92.43
Net Income (Loss)				$ 336,960	$ 1,681,498	$ 263,342
Company Selected Measure Amount	[5]			6.7	6.53	6.21
PEO Name		Mr. Power					Mr. Stein
Additional 402(v) Disclosure [Text Block]				three
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Core FFO
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Revenue
PEO [Member] | Exclusion of Amounts Reported under the “Stock Awards” Column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (5,758,784)	(10,999,616)		$ (13,980,400)	$ (14,999,517)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	(7,575,416)	(26,779,746)		27,373,968	37,677,604
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Fiscal Year End (determined as of Fiscal Year End) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,283,254	1,487,322		13,921,936	16,046,309
PEO [Member] | Change in Fair Value from Prior Fiscal Year End to Fiscal Year End of Unvested Equity Awards Granted During Any Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(8,841,224)	(18,222,278)		13,044,538	16,750,496
PEO [Member] | Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted During Any Prior Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,017,446)	(5,546,154)		407,494	4,880,799
PEO [Member] | Fair Value at Prior Fiscal Year End of Equity Awards Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(4,498,636)		0	0
PEO [Member] | Total - Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (7,575,416)	$ (26,779,746)		27,373,968	37,677,604
Non-PEO NEO [Member] | Exclusion of Amounts Reported under the “Stock Awards” Column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (3,567,012)	(4,429,926)	(4,116,956)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]			(2,659,674)	6,132,543	7,661,890
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Fiscal Year End (determined as of Fiscal Year End) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,065,288	4,153,553	4,322,929
Non-PEO NEO [Member] | Change in Fair Value from Prior Fiscal Year End to Fiscal Year End of Unvested Equity Awards Granted During Any Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(4,224,591)	2,111,727	2,916,932
Non-PEO NEO [Member] | Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted During Any Prior Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(500,371)	(132,737)	422,029
Non-PEO NEO [Member] | Fair Value at Prior Fiscal Year End of Equity Awards Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
Non-PEO NEO [Member] | Total - Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (2,659,674)	$ 6,132,543	$ 7,661,890

[1]
(1)	Mr. Stein was our PEO from November 24, 2014 to December 13, 2022. Mr. Power has served as our PEO since December 13, 2022. The individuals comprising the Non-PEO NEOs for each year presented in the table above are listed below.

2020	2021	2022
Andrew P. Power	Andrew P. Power	Gregory S. Wright
Gregory S. Wright	David C. Ruberg	Corey J. Dyer
Erich J. Sanchack	Gregory S. Wright	Christopher Sharp
Christopher Sharp	Corey J. Dyer

[2]	(3)Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vesting RSU and profits interest unit awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based RSU and Class D Unit awards (excluding any market-based awards), the same valuation methodology as the time-vesting awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate derived from linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period.
[3]
(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s PEOs or Non-PEO NEOs. These amounts reflect the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal years with certain adjustments as described in footnote 3 below.

A. William Stein
Year	Summary Compensation Table Total for A. William Stein ($)	Exclusion of Amounts Reported under the “Stock Awards” Column of the Summary Compensation Table for A. William Stein ($)	Inclusion of Equity Values for A. William Stein ($)(a)	Compensation Actually Paid to A. William Stein ($)
2022	23,695,471	(10,999,616)	(26,779,746)	(14,083,891)
2021	17,139,601	(13,980,400)	27,373,968	30,533,169
2020	17,789,395	(14,999,517)	37,677,604	40,467,482

Andrew P. Power
Year	Summary Compensation Table Total for Andrew P. Power ($)	Exclusion of Amounts Reported under the “Stock Awards” Column of the Summary Compensation Table for Andrew P. Power ($)	Inclusion of Equity Values for Andrew P. Power ($)(a)	Compensation Actually Paid to Andrew P. Power ($)
2022	6,835,895	(5,758,784)	(7,575,416)	(6,498,305)

Non-PEO NEOs
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Amounts Reported under the “Stock Awards” Column of the Summary Compensation Table for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)(a)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	4,415,342	(3,567,012)	(2,659,674)	(1,811,344)
2021	6,067,449	(4,429,926)	6,132,543	7,770,066
2020	5,765,543	(4,116,956)	7,661,890	9,310,477

(a)	The amounts in the “Inclusion of Equity Values” column in the tables above are derived from the amounts set forth in the following tables:

A. William Stein
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Fiscal Year End (determined as of Fiscal Year End) for A. William Stein ($)	Change in Fair Value from Prior Fiscal Year End to Fiscal Year End of Unvested Equity Awards Granted During Any Prior Fiscal Year for A. William Stein ($)	Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted During Any Prior Fiscal Year that Vested During Fiscal Year for A. William Stein ($)	Fair Value at Prior Fiscal Year End of Equity Awards Forfeited During Fiscal Year for A. William Stein ($)	Total - Inclusion of Equity Values for A. William Stein ($)
2022	1,487,322	(18,222,278)	(5,546,154)	(4,498,636)	(26,779,746)
2021	13,921,936	13,044,538	407,494	0	27,373,968
2020	16,046,309	16,750,496	4,880,799	0	37,677,604

Andrew P. Power
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Fiscal Year End (determined as of Fiscal Year End) for Andrew P. Power ($)	Change in Fair Value from Prior Fiscal Year End to Fiscal Year End of Unvested Equity Awards Granted During Any Prior Fiscal Year for Andrew P. Power ($)	Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted During Any Prior Fiscal Year that Vested During Fiscal Year for Andrew P. Power ($)	Fair Value at Prior Fiscal Year End of Equity Awards Forfeited During Fiscal Year for Andrew P. Power ($)	Total - Inclusion of Equity Values for Andrew P. Power ($)
2022	3,283,254	(8,841,224)	(2,017,446)	0	(7,575,416)

Non-PEO NEOs
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Fiscal Year End (determined as of Fiscal Year End) for Non-PEO NEOs ($)	Average Change in Fair Value from Prior Fiscal Year End to Fiscal Year End of Unvested Equity Awards Granted During Any Prior Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted During Any Prior Fiscal Year that Vested During Fiscal Year for Non-PEO NEOs ($)	Average Fair Value at Prior Fiscal Year End of Equity Awards Forfeited During Fiscal Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	2,065,288	(4,224,591)	(500,371)	0	(2,659,674)
2021	4,153,553	2,111,727	(132,737)	0	6,132,543
2020	4,322,929	2,916,932	422,029	0	7,661,890

[4]	(4)Represents the cumulative total stockholder return of the MSCI US REIT Index (“Peer Group TSR”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Company’s and our Operating Partnership’s Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the MSCI US REIT Index, respectively, assuming that all dividends (if any) were reinvested. Historical stock performance is not necessarily indicative of future stock performance.
[5]	(5)We determined Core FFO to be our most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2022. Core FFO may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years
[6]
(a)	The amounts in the “Inclusion of Equity Values” column in the tables above are derived from the amounts set forth in the following tables: